Current Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
CURRENT TAX ASSETS AND LIABILITIES
Summary of Current Tax Assets and Liabilities
a)	The detail of current tax receivables as of December 31, 2023 and 2022, are as follows:

	As of December 31,
	2023	2022
Tax Receivables	ThCh$	ThCh$
Advance income tax payments	13,518,958	42,504,237
Credit for adsorbed tax profits	67,222,361	77,515,647
Tax credit for training expenses	374,138	538,483
Total	81,115,457	120,558,367
b)	The detail of current tax payables as of December 31, 2023 and 2022, are as follows:

	As of December 31,
	2023	2022
Current tax liabilities	ThCh$	ThCh$
Income tax	160,107,212	334,336,370
Total	160,107,212	334,336,370